Taxation - Summary of Reconciliation of Current Tax Credit at Standard Rate of UK Corporation Tax to Current Tax Credit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
U.K. corporation tax rate	19.00%	19.00%	19.00%